General Information (Details textuals) - shares		1 Months Ended												12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Oct. 25, 2022	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group												70.00%
Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			70.00%											70.00%
Ambipar Response Mexico S. de R.L. de C.V. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group					50.00%									100.00%
Ambipar Response Mexico S. de R.L. de C.V. [Member] | Ambipar Response Training S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group					50.00%
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group								50.00%
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A. | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Ownership held by Group								100.00%							100.00%
Witt Associates do Brasil Consultoria Ltda. | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Ownership held by Group															50.00%
Ownership held by NCI															50.00%
Ambipar Response Industrial Services Inc | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Ownership held by Group														70.00%
Ownership held by NCI														30.00%
DFA Contracting Ltd | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Ownership held by Group					100.00%									100.00%
Lacerda & Lacerda Servios de Transportes e Emergncias Ambientais Ltda | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Ownership held by NCI											30.00%
Lacerda & Lacerda Servios de Transportes e Emergncias Ambientais Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group													70.00%	100.00%	70.00%
Ownership held by NCI															30.00%
Effective ownership percentage													100.00%
Desentupidora Belo Ltda | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Ownership held by Group											70.00%
Desentupidora Belo Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group															70.00%
Ownership held by NCI														100.00%	30.00%
Ambipar Response Marine S.A. | Dracares Apoio Martimo e Porturio Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group							80.00%
Ambipar Response Maritime Services PDA S.A. | Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group														24.48%
Ownership held by NCI														75.52%
Ambipar Response Maritime Services PDA S.A. | Ambipar Response Marine S.A. | Zenith Marítima Eireli
Disclosure of detailed information about business combination [line items]
Ownership held by Group			60.00%
Ambipar Response Geocincias Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group														38.50%	38.50%
Ownership held by NCI														61.50%	61.50%
Ambipar Response Analytical S/A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group														70.00%
Effective ownership percentage			35.70%											35.70%
Ambipar Response Analytical S/A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group										51.00%				35.70%
Ownership held by NCI														64.30%
Ambipar Response Fauna e Flora Ltda.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage									70.00%
Ambipar Response Fauna e Flora Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group									100.00%					70.00%
Ownership held by NCI														30.00%
Ambipar Response Environmental Consulting Offshore S.A.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage						42.00%
Ambipar Response Environmental Consulting Offshore S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group						60.00%								42.00%
Ownership held by NCI														58.00%
Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage			35.70%
Ambipar Response Remediation S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			51.00%											35.70%
Ownership held by NCI														64.30%
Ambipar Response Remediation S.A. | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			100.00%
Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Effective ownership percentage			50.00%
Ambipar Response Remediation Ltda | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			70.00%
Ambipar Response Remediation Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group			100.00%											35.70%
Ownership held by NCI														64.30%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group														17.85%
Ownership held by NCI														82.15%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group			17.85%
C-Tank
Disclosure of detailed information about business combination [line items]
Ownership held by Group				51.00%		51.00%								51.00%
C-Tank | Plimsoll Serviços Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group						51.00%
C-Tank | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group				51.00%										51.00%
Ownership held by NCI														49.00%
Ambipar C-Safety Comércio, Indústria e Serviços Ltda
Disclosure of detailed information about business combination [line items]
Effective ownership percentage				51.00%
Ambipar C-Safety Comércio, Indústria e Serviços Ltda | C-Tank
Disclosure of detailed information about business combination [line items]
Ownership held by Group				100.00%										51.00%
Ownership held by NCI														49.00%
Ambipar Response Industrial Services S.A.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage						26.01%
Ambipar Response Industrial Services S.A. | C-Tank
Disclosure of detailed information about business combination [line items]
Ownership held by Group														26.01%
Ownership held by NCI														73.99%
Unidroid Robotica Do Brasil Ltda
Disclosure of detailed information about business combination [line items]
Effective ownership percentage														26.01%
Unidroid Robotica Do Brasil Ltda | C-Tank
Disclosure of detailed information about business combination [line items]
Ownership held by Group		51.00%												26.01%
Ownership held by NCI														73.99%
Smr Socorro Médico E Resgate Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group			70.00%
Smr Socorro Médico E Resgate Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group														70.00%
Ownership held by NCI														30.00%
SSRM Saude Ocupacional Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group			70.00%
SSRM Saude Ocupacional Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group														70.00%
Ownership held by NCI														30.00%
SSR Serviços de Segurança e Resgate Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group			70.00%
SSR Serviços de Segurança e Resgate Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group														70.00%
Ownership held by NCI														30.00%
Atmo Hazmat Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group															100.00%
Number of shares transferred										40,000
Ambipar Atendimento Mdico Hospitalar Ltda.
Disclosure of detailed information about business combination [line items]
Effective ownership percentage												38.50%
Ambipar Atendimento Mdico Hospitalar Ltda. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group												55.00%			100.00%
Ambipar Atendimento Mdico Hospitalar Ltda. | Emergência Participações | Ambipar Response partners
Disclosure of detailed information about business combination [line items]
Number of shares transferred				9,999
1653395 Alberta Ltd ("165 AB")
Disclosure of detailed information about business combination [line items]
Ownership percentage	100.00%
1653395 Alberta Ltd ("165 AB") | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Ownership percentage	70.00%
1653395 Alberta Ltd ("165 AB") | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Ownership held by Group														70.00%
Ownership held by NCI														30.00%
1653395 Alberta Ltd ("165 AB") | Burly's Holdings Ltd
Disclosure of detailed information about business combination [line items]
Ownership percentage	30.00%